UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2016

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield
Corporate Bond Fund

SEMI-ANNUAL REPORT
June 30, 2016

Table of Contents

A Message to our Shareholders	1

Sector Allocations	7

Schedules of Investments	9

Statements of Assets and Liabilities	24

Statements of Operations	26

Statements of Changes in Net Assets	28

Financial Highlights	31

Notes to Financial Statements	34

Expense Examples	48

Approval of Investment Advisory Agreement	51

Additional Information	54

Privacy Notice	55

Muzinich Funds
Dear Investors:

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”) finished the first half of the year ended June 30, 2016 with assets of $205,061,429 and a net return of 4.76% for the Supra Institutional Class and 4.72% for the Institutional Class.  These returns lagged the 6.77% return of the GI00, the Bank of America Merrill Lynch Global Corporate & High Yield Index, which is the Credit Opportunities Fund’s primary benchmark.  Since inception on January 3, 2013 the Credit Opportunities Fund’s Supra Institutional Class has gained an annualized net return of 5.03%, net of fees and expenses, while the benchmark has returned a more modest, but increasingly attractive 4.12% annualized.

Performance as of	6	1	Since
June 30, 2016 (Unaudited)	Months	Year	Inception
Credit Opportunities Fund – Supra Institutional	4.76	5.00	5.03
Bank of America Merrill Lynch Global
Corporate & High Yield Index (GI00)	6.77	5.92	4.12

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-689-4642. The Fund imposes a 1.00% redemption fee on shares held for 90 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios*
Gross Expense Ratio: 0.90%
Net Expense Ratio: 0.60%^

*	Expense ratios are from Credit Opportunities Fund’s prospectus dated April 29, 2016 (Supra Institutional Class).
^	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2017.

The Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”) launched with a subscription of $4,000,000 on March 31, 2016, and finished the quarter with assets of $10,403,267.  The U.S. High Yield Fund has returned 2.64% net over this period versus the 4.61% return of the Fund’s benchmark JUC4, the Bank of America Merrill Lynch US High Yield Cash Pay BB-B Constrained Index.

Muzinich Funds

Market

Global fixed income markets across the rating spectrum finished the half year strongly up.  Despite a challenging first six weeks of the year, the market launched into a risk on posture, which started in the second half of February, and continued through June.  Short bouts of volatility were sharp, shallow, and quickly recovered, providing investors hoping for a better price entry point with few options.  Markets raced ahead, relieved by the rising price of oil to levels that appear to have stabilized in the upper $40s range for West Texas Intermediary (“WTI”).  This led to surging performance during the period for energy and other commodities-related companies, including those in the metals/mining sector.  Many of these credits which outperformed globally were rated below B-.  In Europe, expanded quantitative easing by the European Central Bank (“ECB”), which began buying corporate credits in the second quarter, sparked a strong technical bid for European credit, especially investment grade rated credit.  In Europe, high yield and investment grade names performed strongly and similarly over the period.  Similarly, US investors became convinced that the Federal Reserve (“Fed”) would keep rates low and, in fact, without increase—at least over the summer.  As a result, US investment grade and high yield bonds which offer wider yields than their European counterparts have surged to strong high-single digit returns over the second quarter and the year.  Emerging market issuers in hard currency markets also benefited, performing generally well on both rising oil and global central bank loosening.

We believe that volatility risk has risen in the high yield market during 2016 as valuations have increased.  To illustrate this volatility, we need look only to June’s return patterns.  On the surface, high yield ended June up more than 1%.  This result, however, masks significant intra-month movement in which market returns rose or fell by more than 1.3% five times in four weeks.  This would appear to us almost unprecedented.  For example, June returns for the J0A0 (the Bank of America Merrill Lynch US High Yield Master—chosen for this example as it includes the broad high yield market) were -0.28% through June 27, but had climbed to 1.07% just three days later.  Even in the late June shadow of Britain’s Brexit vote, technical demand for yield has been overshadowing credit differentiation that has historically benefitted Muzinich’s style of careful fundamental credit selection. In the shorter term, our Funds gained nicely in this environment, but tended to leave some riskier return opportunities on the table.  In the longer term, we believe credit continues to matter.

Performance Factors

Muzinich Credit Opportunities Fund

The Credit Opportunities Fund produced a 4.76% (net) return for the six-months ended June 30, 2016 versus 6.77% for its primary benchmark (GI00).

Muzinich Funds

Over the period, the Credit Opportunities Fund generated positive performance, but lagged the broader credit markets as fixed income priced up across the board.  Specifically, the Credit Opportunities Fund was underweight lower-quality high yield risk, particularly in the energy, metals/mining and other commodities sectors.  Investment grade positions and high yield were both rewarded over the period.  We have been working to judiciously add risk and reduce US Treasury and cash allocations.  Notably, our positioning approaching the Brexit vote helped the Credit Opportunities Fund outperform the broader credit markets through the end of the period.  Nevertheless, within the Credit Opportunities Fund’s high yield bucket, our positioning in higher quality and shorter duration credits detracted from relative Fund performance in a period in which risk within high yield outperformed strongly—at least after mid-February.  The Credit Opportunities Fund did benefit from its exposure to investment grade longer duration corporates as rates rallied during the modest and short post-Brexit June sell-off.  In the second half of the period, emerging market exposure grew modestly and its higher quality, shorter duration metals/mining and energy investments contributed positively towards the Credit Opportunities Fund performance later in the quarter. Entering July, the portfolio is more fully invested, balanced between high yield (of which about 7% is invested in loans) and investment grade.  The duration-to-worst of the portfolio finished the half year at 4.41 years, as we anticipate the current higher quality demand environment in the US to continue near term.  While we are generally positive on credit, we will remain disciplined as valuations are generally high.  Broadly, we hold a strong conviction that the portfolio is well positioned, but will look to adjust as we see events unfold.

Muzinich U.S. High Yield Corporate Bond Fund

The U.S. High Yield Fund produced a 2.64% (net) return for the period from March 31, 2016 (commencement) to June 30, 2016 versus 4.61% for its benchmark (JUC4).

We think this result speaks well of our efforts to get the U.S. High Yield Fund invested in a rising market and, particularly in a market in which the lowest rated credits in the most cyclical industries such as energy and metals/mining were gaining the most.  We remained true to our higher-quality, longer-term style bias as we looked to invest assets.  We note as well that during the investment process, it is challenging from a return perspective to immediately overcome the initial bid-ask spread of investing.  In order to get the portfolio exposed to the market, we initially commenced by investing briefly in ETFs.  We have been working the rest of the quarter to reduce ETF exposure as we could diversify the portfolio into individual holdings that meet our investment standards—although it has been somewhat challenging to buy into the current market’s strength.  Quite simply, the US high yield market has

Muzinich Funds

presented too many dollars chasing too few bonds on strong inflows from yield seeking investors.  We finished the quarter with 7.4% in cash, 14.7% in a high yield ETF and the remainder divided amongst 149 issuers in 33 industries.  The portfolio remains small in overall volume, but we have largely succeeded in building a diversified portfolio in line with our strategy.

From an industry perspective, we have focused more on defensive, utility-type industries, rather than on cyclicals.  Key commitments include so far more than 9.5% devoted to healthcare, almost 5.8% in telecommunications, and nearly 7.4% in cable/satellite TV. While the U.S. High Yield Fund had almost 9.2% devoted to energy at the end of the period, this was still considerably lower than would have been the case for a U.S. high yield fund in 2014.  Within energy and metals/mining, we are focused on higher rated companies including fallen angels.  We are generally buying higher rated high yield bonds in the portfolio, further representing our view that high yield has gained significantly in 2016 and is more likely to follow a coupon-clipping trajectory, rather than a capital appreciation trajectory, for the second half of the year overall.  There could as well be one or more bouts of volatility.

Outlook

The amount of negative-yielding debt outstanding globally is approaching $10 trillion (Bloomberg, July 6, 2016) leading many investors (insurance companies, pensions and pensioners) in need of regular income to take increased credit, duration and liquidity risk.  Negative-yielding debt has been a consequence of aggressive central bank monetary policy intended to stimulate growth and inflation.  In defense of central banks, they have (almost alone) carried the burden of generating growth given the limited willingness of governments to increase infrastructure spending or enact other stimulative fiscal policy measures.  Has aggressive central bank policy been effective in stimulating the global economy and what have been the unintended consequences?  Central bank policy seems to have been more successful in inflating asset valuations rather than accelerating Gross Domestic Product growth.  For instance, S&P earnings have declined since peaking at the end of 2014, in part due to earnings declines in the financial sector as a direct consequence of the low rate environment.  We may be witnessing the limitations of quantitative easing’s impact on asset valuations as evidenced by the relative weak performance year-to-date of equity markets most closely associated with the ECB (DAX and CAC) and Bank of Japan (Nikkei).  The ineffectiveness of monetary policy to drive growth has to a certain degree fueled the rise of populist movements throughout Europe (Brexit) and the US (Trump and Sanders candidacies).  Given current valuations in the context of these uncertainties, we believe investors are best served by managers that take a prudent approach to

Muzinich Funds

risk. We believe high yield and higher yielding investment grade credit still afford investors an attractive source of yield thanks to solid coupons.  We believe investors should be prepared, however, for increased volatility due likely to macro events and to act as liquidity providers in the event of a market pull-back.

We appreciate the confidence and trust you have placed in Muzinich.

Sincerely,

Michael L. McEachern	Bryan Petermann
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

Short term performance in particular, is not a good indication of the Funds’ future performance, and an investment should not be made based solely on returns.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus. Floating rate loans may not be fully collateralized and therefore may decline significantly in value. Each Fund will bear its share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The Funds invest in high yield debt instruments which tend to be less liquid than higher quality debt instruments.  The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  Please note that while the Funds’ prospectus states that the Funds may use leverage, and that they may make short sales of securities, which involve the risk that losses may exceed the original amount invested, the Funds’ portfolio managers do not anticipate engaging in either practice.

The Funds will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Funds invest, but hedging involves costs and there can be no guarantee that the Funds will be perfectly hedged or that the hedging will work as anticipated.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Must be preceded or accompanied by a prospectus.

Muzinich Funds

Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service. The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’ which is the highest grade to ‘D,’ which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the Advisor will classify the security as non-rated.

Index Definitions:

The Bank of America Merrill Lynch Global Corporate & High Yield Index (GI00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and eurobond markets. Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD. Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity.

The BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (JUC4) contains all securities in The BofA Merrill Lynch US Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

The BofA Merrill Lynch US Cash Pay High Yield Index (J0A0) tracks the performance of US dollar denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the US domestic market.  Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million.

Glossary:

US Treasury is a fixed-interest US government debt security with a maturity of more than 10 years.

Duration to Worst – measures the sensitivity of a fixed income holding, such as a bond, to changes in interest rates. The definition assumes that a bond issuer will pursue the path with the bond that is most advantageous to itself, even if that is the “worst” outcome for the investor.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

It is not possible to invest directly in an index.

Muzinich & Co. is a registered investment adviser. The Muzinich Mutual Funds are distributed by Quasar Distributors, LLC.

Credit Opportunities Fund

SECTOR ALLOCATION at June 30, 2016 (Unaudited)

Sector Allocation	% of Net Assets

Healthcare	14.7%
Telecommunications	11.6%
Energy	10.6%
Food/Beverage/Tobacco	9.2%
Super Retail	5.6%
Cable/Satellite TV	3.8%
Consumer Products	3.7%
Food & Drug Retail	3.5%
Diversified Media	3.2%
Containers	3.1%
Restaurants	2.7%
Building Materials	2.5%
Broadcasting	2.5%
Leisure	1.8%
Automotive & Auto Parts	1.6%
Utilities	1.6%
Chemicals	1.5%
Services	1.5%
Technology	1.3%
Hotels	1.2%
Steel	0.9%
Diversified Financial Services	0.8%
Homebuilders/Real Estate	0.8%
Banking	0.8%
Metals/Mining	0.7%
Insurance	0.7%
Environmental	0.5%
Transportation Excluding Air/Rail	0.5%
Foreign Government Agency Issues	0.4%
Paper	0.4%
Railroads	0.4%
Cash & Equivalents *	5.9%
Total	100.0%

*  Represents cash and other assets in excess of liabilities.

U.S. High Yield Fund

SECTOR ALLOCATION at June 30, 2016 (Unaudited)

Sector Allocation	% of Net Assets

Exchange Traded Funds	14.7%
Healthcare	9.5%
Energy	9.2%
Cable/Satellite TV	7.4%
Telecommunications	5.8%
Services	3.7%
Broadcasting	3.2%
Super Retail	3.0%
Diversified Media	2.9%
Containers	2.9%
Technology	2.8%
Automotive & Auto Parts	2.4%
Chemicals	2.2%
Diversified Financial Services	2.2%
Utilities	2.1%
Building Materials	2.0%
Metals/Mining	1.9%
Homebuilders/Real Estate	1.7%
Banking	1.6%
Steel	1.5%
Capital Goods	1.5%
Aerospace/Defense	1.4%
Food/Beverage/Tobacco	1.3%
Food & Drug Retail	1.0%
Restaurants	1.0%
Paper	1.0%
Consumer Products	0.8%
Entertainment/Film	0.7%
Gaming	0.5%
Leisure	0.5%
Airlines	0.5%
Hotels	0.2%
Environmental	0.2%
Cash & Equivalents *	6.7%
Total	100.0%

*  Represents cash and other assets in excess of liabilities.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Principal
Amount†		Value

CORPORATE BONDS: 86.7%

Automotive & Auto Parts: 1.6%
	Daimler Finance
	North America
	LLC
1,100,000	2.000%, 8/3/18[1]	$1,114,056
	General Motors
	Financial Corp.
800,000	4.750%, 8/15/17	825,691
	Schaeffler Holding
	Finance B.V.
EUR 534,375	6.875% Cash or
	7.625% PIK,
	8/15/18	607,641
	Volkswagen Group
	of America
	Finance LLC
775,000	0.658%,
	11/22/16[1,2]	773,938
		3,321,326

Banking: 0.8%
	Ally Financial, Inc.
750,000	5.500%, 2/15/17	762,391
750,000	6.250%, 12/1/17	787,500
		1,549,891

Broadcasting: 2.5%
	Sinclair Television
	Group, Inc.
550,000	5.875%, 3/15/26[1]	562,375
	Sirius XM
	Radio, Inc.
1,000,000	5.875%, 10/1/20[1]	1,035,000
2,275,000	5.250%, 8/15/22[1]	2,402,969
	TVN Finance
	Corporation III
EUR 972,800	7.375%, 12/15/20	1,145,909
		5,146,253

Building Materials: 2.5%
	Cemex SAB de CV
750,000	7.250%, 1/15/21[1]	793,275
	Masco Corp.
2,075,000	4.375%, 4/1/26	2,150,717
	Standard
	Industries, Inc.
475,000	5.125%, 2/15/21[1]	490,437
1,725,000	5.500%, 2/15/23[1]	1,772,438
		5,206,867

Cable/Satellite TV: 3.8%
	Altice US
	Finance I Corp.
800,000	5.375%, 7/15/23[1]	797,000
	CCO Holdings
	LLC / CCO
	Holdings Capital
	Corp.
1,000,000	5.250%, 3/15/21	1,039,261
1,050,000	5.875%, 5/1/27[1]	1,086,750
	Cequel
	Communications
	Holdings I LLC /
	Cequel Capital
	Corp.
750,000	6.375%, 9/15/20[1]	765,413
	Charter
	Communications
	Operating LLC /
	Charter
	Communications
	Operating Capital
1,300,000	4.908%, 7/23/25[1]	1,423,852
	CSC Holdings LLC
600,000	7.625%, 7/15/18	650,694
900,000	6.750%, 11/15/21	920,250
	DISH DBS Corp.
1,000,000	7.750%, 7/1/26[1]	1,032,500
		7,715,720

Chemicals: 1.4%
	Blue Cube
	Spinco, Inc.
800,000	9.750%, 10/15/23[1]	930,000
	CVR Partners LP /
	CVR Nitrogen
	Finance Corp.
1,000,000	9.250%,
	6/15/23[1]	1,021,250

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 86.7% (Continued)

Chemicals: 1.4% (Continued)
	Phosagro Bond
	Funding
925,000	4.204%, 2/13/18	$948,125
		2,899,375

Consumer Products: 2.5%
	Li & Fung Ltd.
225,000	5.250%, 5/13/20	247,211
	Newell Brands, Inc.
3,200,000	4.200%, 4/1/26	3,473,062
1,140,000	5.500%, 4/1/46	1,359,487
		5,079,760

Containers: 1.9%
	Graphic Packaging
	International
250,000	4.750%, 4/15/21	262,655
	Reynolds Group
	Issuer, Inc. /
	Reynolds Group
	Issuer LLC
1,000,000	5.750%, 10/15/20	1,035,000
500,000	5.125%, 7/15/23[1]	506,875
	Sealed Air Corp.
500,000	6.500%, 12/1/20[1]	571,250
	Silgan
	Holdings, Inc.
1,530,000	5.000%, 4/1/20	1,573,987
		3,949,767

Diversified Financial Services: 0.8%
	International Lease
	Finance Corp.
1,500,000	8.750%, 3/15/17	1,568,670

Diversified Media: 3.2%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,076,250
	Comcast Corp.
1,200,000	3.150%, 3/1/26	1,278,830
	Lamar Media Corp.
800,000	5.375%, 1/15/24	832,000
925,000	5.750%, 2/1/26[1]	964,895
	Match Group, Inc.
375,000	6.375%, 6/1/24[1]	390,938
	MDC Partners, Inc.
450,000	6.500%, 5/1/24[1]	448,875
	Nielsen Finance
	LLC / Nielsen
	Finance Co.
850,000	4.500%, 10/1/20	869,125
	TEGNA, Inc.
750,000	5.125%, 7/15/20	775,313
		6,636,226

Energy: 10.6%
	AmeriGas Partners
	LP / AmeriGas
	Finance Corp.
775,000	5.875%, 8/20/26	777,906
	Cheniere Corpus
	Christi Holdings
	LLC
1,175,000	7.000%, 6/30/24[1]	1,208,053
	Cimarex Energy Co.
1,200,000	5.875%, 5/1/22	1,257,281
	Delek & Avner
	Tamar Bond Ltd.
1,850,000	3.839%, 12/30/18	1,889,312
	Gaz Capital S.A.
500,000	6.212%, 11/22/16	509,256
900,000	8.146%, 4/11/18	988,875
	Kinder Morgan
	Energy Partners LP
785,000	2.650%, 2/1/19	785,146
	Petrobras Global
	Finance B.V.
1,175,000	3.500%, 2/6/17	1,177,937
300,000	3.016%, 3/17/17[2]	300,897
1,900,000	7.875%, 3/15/19	1,966,500
	Petroleos Mexicanos
1,600,000	6.375%, 2/4/21	1,743,680
	Pioneer Natural
	Resources Co.
1,150,000	3.450%, 1/15/21	1,188,685
	Sabine Pass
	Liquefaction LLC
2,500,000	5.625%, 4/15/23	2,521,875
1,250,000	5.875%, 6/30/26[1]	1,256,250

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 86.7% (Continued)

Energy: 10.6% (Continued)
	Sinopec Group
	Overseas
	Development
	2016 Ltd.
925,000	2.750%, 5/3/21	$942,207
	Southern Star
	Central Corp.
3,200,000	5.125%, 7/15/22[1]	3,136,000
		21,649,860

Environmental: 0.5%
	Waste
	Management, Inc.
1,100,000	2.400%, 5/15/23	1,117,589

Food & Drug Retail: 3.5%
	CVS Health Corp.
1,500,000	3.875%, 7/20/25	1,653,064
675,000	2.875%, 6/1/26	691,249
	Walgreens Boots
	Alliance, Inc.
3,223,000	2.700%, 11/18/19	3,332,624
1,475,000	3.100%, 6/1/23	1,504,586
		7,181,523

Food/Beverage/Tobacco: 8.2%
	Anheuser-Busch
	InBev Finance, Inc.
1,075,000	2.650%, 2/1/21	1,115,969
1,400,000	4.900%, 2/1/46	1,647,365
	Aramark
	Services, Inc.
550,000	5.125%, 1/15/24[1]	562,375
	Brakes Capital
GBP 550,000	7.125%, 12/15/18	759,758
	Constellation
	Brands, Inc.
750,000	7.250%, 9/1/16	754,982
	Grupo Bimbo
	SAB de CV
1,300,000	3.875%, 6/27/24	1,357,481
	Kraft Heinz
	Foods Co.
2,050,000	3.000%, 6/1/26[1]	2,071,078
625,000	4.375%, 6/1/46[1]	663,741
	Mead Johnson
	Nutrition Co.
1,170,000	3.000%,
	11/15/20	1,223,525
	Molson Coors
	Brewing Co.
975,000	3.000%, 7/15/26	976,135
975,000	4.200%, 7/15/46	983,308
	Pernod Ricard S.A.
1,175,000	3.250%, 6/8/26[1]	1,205,082
	Post Holdings, Inc.
500,000	7.375%, 2/15/22	527,500
1,300,000	6.000%, 12/15/22[1]	1,337,375
	Smithfield
	Foods, Inc.
1,543,000	7.750%, 7/1/17	1,631,723
		16,817,397

Healthcare: 14.2%
	AbbVie, Inc.
600,000	3.200%, 5/14/26	609,039
450,000	4.450%, 5/14/46	458,194
	Actavis
	Funding SCS
1,325,000	3.800%, 3/15/25	1,382,913
	Aetna, Inc.
900,000	3.200%, 6/15/26	927,868
550,000	4.375%, 6/15/46	573,569
	Centene
	Escrow Corp.
700,000	5.750%, 6/1/17	716,625
750,000	5.625%, 2/15/21[1]	783,750
1,000,000	6.125%, 2/15/24[1]	1,065,625
	Express Scripts
	Holding Co.
1,825,000	3.000%, 7/15/23	1,829,860
3,035,000	4.500%, 2/25/26	3,340,831
1,125,000	4.800%, 7/15/46	1,127,953
	Fresenius Medical
	Care II
500,000	4.125%, 10/15/20[1]	516,250
	HCA, Inc.
1,500,000	4.250%, 10/15/19	1,567,500
	Johnson & Johnson
600,000	2.450%, 3/1/26	621,696

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 86.7% (Continued)

Healthcare: 14.2% (Continued)
	LifePoint Health, Inc.
750,000	5.375%, 5/1/24[1]	$753,750
	Mallinckrodt
	International
	Finance S.A. /
	Mallinckrodt
	CB LLC
1,000,000	5.750%, 8/1/22[1]	955,000
	Molina
	Healthcare, Inc.
900,000	5.375%, 11/15/22[1]	902,250
	MPH Acquisition
	Holdings LLC
1,000,000	7.125%, 6/1/24[1]	1,052,500
	MPT Operating
	Partnership LP /
	MPT Finance Corp.
EUR 275,000	5.750%, 10/1/20	320,899
EUR 550,000	4.000%, 8/19/22	636,282
125,000	6.375%, 3/1/24	133,750
	Mylan NV
4,550,000	3.950%, 6/15/26[1]	4,613,964
	Stryker Corp.
1,200,000	3.500%, 3/15/26	1,275,623
	UnitedHealth
	Group, Inc.
790,000	3.350%, 7/15/22	845,853
650,000	3.100%, 3/15/26	678,580
	Universal Health
	Services, Inc.
625,000	5.000%, 6/1/26[1]	628,125
	WellCare Health
	Plans, Inc.
	5.750%,
750,000	11/15/20	778,125
		29,096,374

Homebuilders/Real Estate: 0.8%
	Aeropuertos
	Dominicanos
	Siglo XXI S.A.
950,000	9.750%, 11/13/19[1]	1,016,025
	Realogy Group
	LLC / Realogy
	Co-Issuer Corp.
525,000	5.250%,
	12/1/21[1]	540,094
		1,556,119

Hotels: 0.4%
	Hilton Worldwide
	Finance LLC
875,000	5.625%, 10/15/21	906,251

Insurance: 0.7%
	Berkshire
	Hathaway, Inc.
550,000	3.125%, 3/15/26	577,408
	Protective Life
	Global Funding
	2.700%,
725,000	11/25/20[1]	750,066
		1,327,474

Leisure: 1.7%
	Activision
	Blizzard, Inc.
1,525,000	5.625%, 9/15/21[1]	1,599,344
1,640,000	6.125%, 9/15/23[1]	1,791,700
		3,391,044

Metals/Mining: 0.7%
	Freeport-
	McMoRan, Inc.
425,000	2.150%, 3/1/17	423,937
	Vale Overseas Ltd.
1,000,000	5.875%, 6/10/21	1,003,750
		1,427,687

Paper: 0.4%
	Inversiones
	CMPC S.A.
800,000	6.125%, 11/5/19[1]	885,397

Railroads: 0.4%
	RZD Capital PLC
850,000	5.739%, 4/3/17	871,781

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 86.7% (Continued)

Restaurants: 2.4%
	KFC Holding Co. /
	Pizza Hut Holdings
	LLC / Taco Bell of
	America LLC
600,000	5.250%, 6/1/26[1]	$616,500
	McDonald’s Corp.
225,000	2.100%, 12/7/18	230,395
750,000	2.750%, 12/9/20	783,804
825,000	3.700%, 1/30/26	893,133
	New Red
	Finance, Inc.
850,000	4.625%, 1/15/22[1]	858,500
1,500,000	6.000%, 4/1/22[1]	1,559,535
		4,941,867

Services: 1.2%
	Deutsche Raststaetten
	Gruppe IV GmbH
EUR 800,000	6.750%, 12/30/20	941,072
	Iron Mountain
	US Holdings, Inc.
575,000	5.375%, 6/1/26[1]	559,906
	Mobile Mini, Inc.
400,000	5.875%, 7/1/24[1]	412,000
	Team Health, Inc.
	7.250%,
475,000	12/15/23[1]	509,495
		2,422,473

Steel: 0.9%
	Novolipetsk Steel –
	Steel Funding Ltd.
1,000,000	4.500%, 6/15/23	993,750
	Steel Dynamics, Inc.
900,000	6.125%, 8/15/19	932,062
		1,925,812

Super Retail: 4.9%
	Dollar General Corp.
600,000	3.250%, 4/15/23	623,816
266,000	4.150%, 11/1/25	292,812
	Family Tree
	Escrow LLC
1,000,000	5.250%, 3/1/20[1]	1,035,000
2,000,000	5.750%, 3/1/23[1]	2,135,000
	The Home
	Depot, Inc.
1,075,000	2.000%, 4/1/21	1,104,841
	L Brands, Inc.
1,100,000	6.900%, 7/15/17	1,169,300
2,000,000	6.750%, 7/1/36	2,008,740
	O’Reilly
	Automotive, Inc.
1,670,000	3.550%, 3/15/26	1,754,482
		10,123,991

Technology: 1.3%
	Baidu, Inc.
895,000	2.750%, 6/9/19	911,431
	Diamond[1]
	Finance Corp /
	Diamond 2
	Finance Corp.
625,000	3.480%, 6/1/19[1]	640,697
425,000	4.420%, 6/15/21[1]	437,916
	Hewlett Packard
	Enterprise Co.
675,000	2.850%, 10/5/18[1]	691,617
		2,681,661

Telecommunications: 10.8%
	America Movil
	SAB de CV
1,700,000	3.125%, 7/16/22	1,749,014
1,000,000	4.375%, 7/16/42	1,016,899
	American
	Tower Corp.
325,000	4.400%, 2/15/26	353,533
1,500,000	3.375%, 10/15/26	1,510,992
	Arqiva Broadcast
	Finance PLC
GBP 650,000	9.500%, 3/31/20	926,737
	B Communications
	Ltd.
880,000	7.375%, 2/15/21	946,000
	Bharti Airtel
	International
	Netherlands B.V.
575,000	5.125%, 3/11/23	623,113

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 86.7% (Continued)

Telecommunications: 10.8% (Continued)
	Bulgarian
	Telecommunication
	Co. EAD 6.625%,
EUR 375,000	11/15/18	$424,481
	Crown Castle
	International Corp.
850,000	3.400%, 2/15/21	888,275
1,375,000	4.450%, 2/15/26	1,495,626
650,000	3.700%, 6/15/26	671,964
	Play Finance 2 S.A.
EUR 575,000	5.250%, 2/1/19	655,204
	SBA
	Telecommunications,
	Inc.
750,000	5.750%, 7/15/20	774,375
	Telecom Italia
	Finance S.A.
EUR 725,000	7.750%, 1/24/33	1,075,818
	Telesat Canada /
	Telesat LLC
2,400,000	6.000%, 5/15/17[1]	2,398,500
	T-Mobile USA, Inc.
800,000	5.250%, 9/1/18	817,000
400,000	6.464%, 4/28/19	408,000
1,000,000	6.250%, 4/1/21	1,046,870
	Verizon
	Communications,
	Inc.
1,910,000	3.500%, 11/1/24	2,034,929
1,300,000	4.862%, 8/21/46	1,426,846
	Vimpel
	Communications –
	VIP Finance
	Ireland Ltd. OJSC
750,000	9.125%, 4/30/18	830,556
		22,074,732

Transportation Excluding Air/Rail: 0.5%
	HPHT Finance Ltd.
1,000,000	2.875%, 3/17/20	1,022,313

Utilities: 1.6%
	Indiantown
	Cogeneration LP
797,204	9.770%, 12/15/20	877,781
	Israel Electric
	Corp. Ltd.
200,000	6.700%, 2/10/17	205,900
1,950,000	5.625%, 6/21/18	2,069,925
	NSG Holdings
	LLC / NSG
	Holdings, Inc.
	7.750%,
88,264	12/15/25[1]	94,884
		3,248,490

TOTAL CORPORATE BONDS
(Cost $174,559,085)		177,743,690

BANK LOANS: 7.0%

Chemicals: 0.1%
	PQ Corp.
235,000	5.750%, 11/4/22[2]	235,456

Consumer Products: 1.2%
	Spectrum Brands
	Holdings, Inc.
2,298,333	3.500%, 6/16/22[2]	2,301,378
90,000	5.000%, 5/31/23[2]	89,454
		2,390,832

Containers: 1.2%
	Berry Plastics
	Group, Inc.
2,484,619	3.750%, 10/3/22[2]	2,468,916

Food/Beverage/Tobacco: 1.0%
	Pinnacle Foods
	Finance LLC
	3.750%,
1,940,250	1/31/23[2]	1,952,241

Healthcare: 0.5%
	Valeant
	Pharmaceuticals
	International, Inc.
850,000	4.750%,
	12/11/19[2]	827,687
200,000	5.000%, 6/30/23[2]	200,800
		1,028,487

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

BANK LOANS: 7.0% (Continued)

Hotels: 0.8%
	Hilton Worldwide
	Finance LLC
	3.500%,
1,750,000	10/26/20[2]	$1,753,552

Leisure: 0.1%
	Activision
	Blizzard, Inc.
195,575	3.250%, 10/13/20[2]	196,324

Restaurants: 0.3%
	Yum! Brands, Inc.
525,000	3.192%, 6/6/23[2]	526,312

Services: 0.3%
	ExamWorks
	Group, Inc.
570,000	4.750%, 6/17/23[2]	570,180

Super Retail: 0.7%
	Dollar Tree, Inc.
1,445,666	3.500%, 5/26/22[2]	1,448,073

Telecommunications: 0.8%
	T-Mobile USA, Inc.
1,741,250	3.500%, 11/30/22[2]	1,749,147

TOTAL BANK LOANS
(Cost $14,325,888)		14,319,520

FOREIGN GOVERNMENT AGENCY ISSUES: 0.4%
	MDC-GMTN B.V.
	2.750%,
950,000	5/11/23	952,557
TOTAL FOREIGN GOVERNMENT
AGENCY ISSUES
(Cost $946,762)		952,557

TOTAL INVESTMENTS
IN SECURITIES: 94.1%
(Cost $189,831,735)		193,015,767
Other Assets in Excess
of Liabilities: 5.9%		12,045,662
TOTAL NET ASSETS: 100.0%		$205,061,429

† In U.S. Dollars unless otherwise indicated.
EUR – Euro
GBP – Great Britain Pound
PIK – Payment in Kind
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2016 the value of these securities amounted to $60,127,430 or 29.3% of net assets.

[2] Variable rate security; rate shown is the rate in effect on June 30, 2016.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2016

The Fund had the following forward foreign currency contracts outstanding with the Bank of New York.

			U.S. Dollar		U.S. Dollar
			Value at	Currency	Value at	Unrealized
Settlement	Currency to		June 30,	to be	June 30,	Appreciation
Date	be Delivered		2016	Received	2016	(Depreciation)
9/19/16	EUR	6,000,000	$6,678,766	$6,768,198	$6,768,198	$89,432
9/19/16	GBP	2,000,000	$2,664,650	$2,833,292	$2,833,292	$168,642
			$9,343,416		$9,601,490	$258,074

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Principal
Amount†		Value

CORPORATE BONDS: 78.6%

Aerospace/Defense: 1.4%
	Meccanica Holdings
	USA, Inc.
100,000	6.250%, 1/15/40[1]	$94,000
	TransDigm, Inc.
50,000	6.500%, 7/15/24	50,969
		144,969

Airlines: 0.5%
	American Airlines
	Group, Inc.
50,000	5.500%, 10/1/19[1]	49,687

Automotive & Auto Parts: 2.4%
	American Axle &
	Manufacturing, Inc.
100,000	6.625%, 10/15/22	107,500
	Dana Financing
	Luxembourg Sarl
25,000	6.500%, 6/1/26[1]	24,406
	Dana Holding Corp.
50,000	5.500%, 12/15/24	47,750
	Meritor, Inc.
50,000	6.250%, 2/15/24	43,000
	TI Group Automotive
	Systems LLC
25,000	8.750%, 7/15/23[1]	24,625
		247,281

Banking: 1.6%
	Ally Financial, Inc.
20,000	6.250%, 12/1/17	21,000
75,000	8.000%, 3/15/20	84,562
50,000	8.000%, 11/1/31	58,125
		163,687

Broadcasting: 3.2%
	Gray Television, Inc.
25,000	5.875%, 7/15/26[1]	25,125
	LIN Television Corp.
50,000	6.375%, 1/15/21	52,375
	Netflix, Inc.
50,000	5.500%, 2/15/22	52,375
	Nexstar
	Broadcasting, Inc.
25,000	6.875%, 11/15/20	26,219
	Sinclair Television
	Group, Inc.
50,000	6.375%, 11/1/21	52,750
	Sirius XM Radio, Inc.
100,000	6.000%, 7/15/24[1]	103,625
	Tribune Media Co.
25,000	5.875%, 7/15/22	25,000
		337,469

Building Materials: 2.0%
	Brand Energy &
	Infrastructure
	Services, Inc.
50,000	8.500%, 12/1/21[1]	48,250
	HD Supply, Inc.
50,000	5.750%, 4/15/24[1]	52,125
	Standard Industries,
	Inc.
100,000	5.500%, 2/15/23[1]	102,750
		203,125

Cable/Satellite TV: 7.4%
	Altice Financing S.A.
200,000	6.625%, 2/15/23[1]	197,124
	Cablevision
	Systems Corp.
50,000	7.750%, 4/15/18	53,656
	CCO Holdings LLC /
	CCO Holdings
	Capital Corp.
100,000	5.125%, 2/15/23	101,801
50,000	5.875%, 5/1/27[1]	51,750
	Cequel
	Communications
	Holdings I LLC /
	Cequel Capital Corp.
100,000	6.375%, 9/15/20[1]	102,055
	CSC Holdings LLC
50,000	8.625%, 2/15/19	55,281
50,000	6.750%, 11/15/21	51,125
	DISH DBS Corp.
100,000	7.875%, 9/1/19	110,500

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 78.6% (Continued)

Cable/Satellite TV: 7.4% (Continued)
	Midcontinent
	Communications –
	Midcontinent
	Finance Corp.
50,000	6.875%, 8/15/23[1]	$51,500
		774,792

Capital Goods: 1.5%
	Anixter, Inc.
50,000	5.125%, 10/1/21	51,000
	ATS Automation
	Tooling Systems, Inc.
25,000	6.500%, 6/15/23[1]	25,500
	Belden, Inc.
25,000	5.500%, 9/1/22[1]	25,312
	Griffon Corp.
50,000	5.250%, 3/1/22	49,563
		151,375

Chemicals: 2.2%
	Blue Cube
	Spinco, Inc.
50,000	10.000%, 10/15/25[1]	58,000
	CVR Partners LP /
	CVR Nitrogen
	Finance Corp.
25,000	9.250%, 6/15/23[1]	25,531
	PolyOne Corp.
50,000	5.250%, 3/15/23	50,625
	PQ Corp.
25,000	6.750%, 11/15/22[1]	26,125
	Tronox Finance LLC
25,000	6.375%, 8/15/20	18,688
	Univar USA, Inc.
50,000	6.750%, 7/15/23[1]	49,625
		228,594

Consumer Products: 0.8%
	NBTY, Inc.
25,000	7.625%, 5/15/21[1]	25,094
	Spectrum
	Brands, Inc.
50,000	6.625%, 11/15/22	53,312
		78,406

Containers: 2.9%
	Ball Corp.
	4.000%,
50,000	11/15/23	49,437
	Berry Plastics Corp.
25,000	6.000%, 10/15/22	25,969
	Crown Americas
	LLC / Cap Corp. IV
50,000	4.500%, 1/15/23	51,250
	Owens-Brockway
	Glass Container, Inc.
50,000	5.375%, 1/15/25[1]	49,813
	Reynolds Group
	Issuer, Inc. /
	Reynolds Group
	Issuer LLC /
25,000	5.750%, 10/15/20	25,875
25,000	5.125%, 7/15/23[1]	25,344
	Sealed Air Corp.
50,000	4.875%, 12/1/22[1]	51,625
25,000	6.875%, 7/15/33[1]	26,625
		305,938

Diversified Financial Services: 2.2%
	Aircastle Ltd.
50,000	6.250%, 12/1/19	54,375
	International Lease
	Finance Corp.
100,000	8.250%, 12/15/20	118,607
50,000	5.875%, 8/15/22	54,312
		227,294

Diversified Media: 2.9%
	Belo Corp.
50,000	7.750%, 6/1/27	52,875
	Cable One, Inc.
50,000	5.750%, 6/15/22[1]	51,375
	Clear Channel
	Worldwide
	Holdings, Inc.
50,000	7.625%, 3/15/20	47,825
25,000	6.500%, 11/15/22	25,125
	IAC / InterActiveCorp
25,000	4.875%, 11/30/18	25,625

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 78.6% (Continued)

Diversified Media: 2.9% (Continued)
	Match Group, Inc.
	6.750%,
75,000	12/15/22[1]	$78,375
	TEGNA, Inc.
25,000	5.125%, 7/15/20	25,844
		307,044

Energy: 9.2%
	AmeriGas Finance
	LLC / AmeriGas
	Finance Corp.
25,000	7.000%, 5/20/22	26,515
	Anadarko
	Petroleum Corp.
15,000	4.500%, 7/15/44	13,829
	Antero Resources
	Corp.
50,000	6.000%, 12/1/20	50,792
50,000	5.125%, 12/1/22	48,250
	Archrock Partners
	LP / Archrock
	Partners Finance
	Corp.
50,000	6.000%, 4/1/21	45,000
	Blue Racer
	Midstream LLC /
	Blue Racer
	Finance Corp.
25,000	6.125%, 11/15/22[1]	23,812
	Carrizo Oil & Gas, Inc.
50,000	6.250%, 4/15/23	48,375
	Continental Resources,
	Inc.
25,000	4.500%, 4/15/23	23,437
25,000	3.800%, 6/1/24	21,938
	Crestwood Midstream
	Partners LP
50,000	6.250%, 4/1/23[1]	46,250
	Ferrellgas LP /
	Ferrellgas Finance
	Corp.
50,000	6.750%, 6/15/23[1]	44,125
	Forum Energy
	Technologies, Inc.
25,000	6.250%, 10/1/21	23,312
	Genesis Energy LP /
	Genesis Energy
	Finance Corp.
50,000	5.750%, 2/15/21	47,500
	Hilcorp Energy
	I LP / Hilcorp
	Finance Co.
25,000	5.750%, 10/1/25[1]	24,000
	Marathon Oil Corp.
25,000	2.700%, 6/1/20	23,564
	Matador
	Resources Co.
25,000	6.875%, 4/15/23	25,625
	MPLX LP
50,000	4.875%, 12/1/24[1]	48,791
25,000	4.875%, 6/1/25[1]	24,477
	NuStar Logistics LP
25,000	4.750%, 2/1/22	23,438
	Oasis Petroleum, Inc.
25,000	6.500%, 11/1/21	22,937
	QEP Resources, Inc.
25,000	6.875%, 3/1/21	25,375
	Rice Energy, Inc.
25,000	6.250%, 5/1/22	24,937
	Sabine Pass
	Liquefaction LLC
125,000	5.625%, 3/1/25	125,000
	Southwestern
	Energy Co.
25,000	3.300%, 1/23/18	25,675
25,000	4.950%, 1/23/25	24,063
	Sunoco LP / Sunoco
	Finance Corp.
25,000	6.250%, 4/15/21[1]	25,000
	Targa Resources
	Partners LP /
	Targa Resources
	Partners Finance
	Corp.
25,000	4.250%, 11/15/23	22,563

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 78.6% (Continued)

Energy: 9.2% (Continued)
	Tesoro Logistics
	LP / Tesoro
	Logistics Finance
	Corp.
25,000	6.250%, 10/15/22	$26,188
		954,768

Entertainment/Film: 0.7%
	AMC
	Entertainment, Inc.
75,000	5.750%, 6/15/25	75,000

Environmental: 0.2%
	Advanced Disposal
	Services, Inc.
25,000	8.250%, 10/1/20	25,375

Food & Drug Retail: 1.0%
	Rite Aid Corp.
100,000	6.125%, 4/1/23[1]	107,125

Food/Beverage/Tobacco: 1.3%
	Constellation
	Brands, Inc.
25,000	4.750%, 12/1/25	26,469
	Post Holdings, Inc.
25,000	6.750%, 12/1/21[1]	26,500
25,000	6.000%, 12/15/22[1]	25,719
	Smithfield Foods, Inc.
50,000	7.750%, 7/1/17	52,875
		131,563

Gaming: 0.5%
	GLP Capital LP / GLP
	Financing II, Inc.
50,000	5.375%, 4/15/26	51,625

Healthcare: 9.5%
	Centene Escrow Corp.
25,000	5.625%, 2/15/21[1]	26,125
25,000	6.125%, 2/15/24[1]	26,641
	CHS / Community
	Health Systems, Inc.
6,000	5.125%, 8/15/18	6,094
75,000	8.000%, 11/15/19	73,781
	DaVita HealthCare
	Partners, Inc.
50,000	5.750%, 8/15/22	52,500
	Endo Finance LLC /
	Endo Finco, Inc.
50,000	5.875%, 1/15/23[1]	43,625
	Fresenius
	Medical Care II
50,000	4.125%, 10/15/20[1]	51,625
	HCA Holdings, Inc.
100,000	6.250%, 2/15/21	107,000
	HCA, Inc.
25,000	6.500%, 2/15/20	27,719
25,000	5.875%, 2/15/26	26,000
	HEALTHSOUTH
	Corp.
75,000	5.125%, 3/15/23	73,875
	Kindred
	Healthcare, Inc.
25,000	8.750%, 1/15/23	24,766
	LifePoint Health, Inc.
25,000	5.875%, 12/1/23	26,062
25,000	5.375%, 5/1/24[1]	25,125
	Mallinckrodt
	International
	Finance S.A. /
	Mallinckrodt
	CB LLC
50,000	5.750%, 8/1/22[1]	47,750
	Molina
	Healthcare, Inc.
50,000	5.375%, 11/15/22[1]	50,125
	MPT Operating
	Partnership LP /
	MPT Finance Corp.
50,000	6.375%, 3/1/24	53,500
	Tenet Healthcare
	Corp.
50,000	6.000%, 10/1/20	53,000
	Universal Health
	Services, Inc.
25,000	5.000%, 6/1/26[1]	25,125

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 78.6% (Continued)

Healthcare: 9.5% (Continued)
	Valeant
	Pharmaceuticals
	International
75,000	6.375%, 10/15/20[1]	$64,875
100,000	6.125%, 4/15/25[1]	80,500
	WellCare Health
	Plans, Inc.
25,000	5.750%, 11/15/20	25,937
		991,750

Homebuilders/Real Estate: 1.7%
	DuPont Fabros
	Technology LP
50,000	5.875%, 9/15/21	52,562
25,000	5.625%, 6/15/23	25,750
	Lennar Corp.
50,000	4.750%, 4/1/21	52,250
	Realogy Group
	LLC / Realogy
	Co-Issuer Corp.
25,000	5.250%, 12/1/21[1]	25,719
	Sabra Health
	Care LP / Sabra
	Capital Corp.
25,000	5.500%, 2/1/21	25,750
		182,031

Hotels: 0.2%
	Hilton Worldwide
	Finance LLC
25,000	5.625%, 10/15/21	25,893

Leisure: 0.5%
	NCL Corp. Ltd.
25,000	4.625%, 11/15/20[1]	25,078
	Six Flags
	Entertainment Corp.
25,000	5.250%, 1/15/21[1]	25,906
		50,984

Metals/Mining: 1.9%
	Aleris
	International, Inc.
25,000	9.500%, 4/1/21[1]	25,750
	Freeport-
	McMoRan, Inc.
25,000	2.375%, 3/15/18	24,625
25,000	3.100%, 3/15/20	23,750
25,000	5.450%, 3/15/43	20,187
	Glencore
	Funding LLC
25,000	3.125%, 4/29/19[1]	24,500
	Novelis, Inc.
50,000	8.375%, 12/15/17	51,156
25,000	8.750%, 12/15/20	26,074
		196,042

Paper: 1.0%
	Clearwater Paper
	Corp.
50,000	4.500%, 2/1/23	48,813
	Mercer
	International, Inc.
50,000	7.000%, 12/1/19	50,750
		99,563

Restaurants: 1.0%
	KFC Holding Co. /
	Pizza Hut
	Holdings LLC /
	Taco Bell of
	America LLC
25,000	5.000%, 6/1/24[1]	25,500
25,000	5.250%, 6/1/26[1]	25,687
	New Red
	Finance, Inc.
50,000	6.000%, 4/1/22[1]	51,985
		103,172

Services: 3.7%
	AECOM
48,000	5.875%, 10/15/24	49,440
	CEB, Inc.
25,000	5.625%, 6/15/23[1]	24,406

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 78.6% (Continued)

Services: 3.7% (Continued)
	The GEO
	Group, Inc.
50,000	6.000%, 4/15/26	$50,625
	H&E Equipment
	Services, Inc.
50,000	7.000%, 9/1/22	52,000
	Hertz Corp.
25,000	6.750%, 4/15/19	25,527
	Iron Mountain, Inc.
25,000	6.000%, 10/1/20[1]	26,219
50,000	6.000%, 8/15/23	52,875
	Mobile Mini, Inc.
25,000	5.875%, 7/1/24[1]	25,750
	Prime Security
	Services Borrower
	LLC / Prime
	Finance, Inc.
25,000	9.250%, 5/15/23[1]	26,562
	Reliance
	Intermediate
	Holdings LP
25,000	6.500%, 4/1/23[1]	26,125
	Safway Group
	Holding LLC
25,000	7.000%, 5/15/18[1]	25,063
		384,592

Steel: 1.5%
	ArcelorMittal
25,000	6.125%, 6/1/18	26,372
25,000	10.850%, 6/1/19	29,562
25,000	7.250%, 2/25/22	26,438
	Steel
	Dynamics, Inc.
25,000	6.375%, 8/15/22	26,375
	United States
	Steel Corp.
50,000	8.375%, 7/1/21[1]	52,625
		161,372

Super Retail: 3.0%
	Asbury Automotive
	Group, Inc.
75,000	6.000%, 12/15/24	75,938
	Group 1
	Automotive, Inc.
	5.250%,
50,000	12/15/23[1]	49,375
	L Brands, Inc.
75,000	5.625%, 10/15/23	81,187
50,000	6.750%, 7/1/36	50,219
	Party City
	Holdings, Inc.
50,000	6.125%, 8/15/23[1]	52,000
		308,719

Technology: 2.8%
	CommScope
	Technologies
	Finance LLC
50,000	6.000%, 6/15/25[1]	51,500
	Equinix, Inc.
75,000	5.875%, 1/15/26	78,328
	Microsemi Corp.
50,000	9.125%, 4/15/23[1]	55,250
	MSCI, Inc.
25,000	5.750%, 8/15/25[1]	26,062
	Nuance
	Communications,
	Inc.
25,000	6.000%, 7/1/24[1]	25,188
	Open Text Corp.
25,000	5.625%, 1/15/23[1]	25,375
	Western Digital
	Corp.
25,000	10.500%, 4/1/24[1]	26,813
		288,516

Telecommunications: 5.8%
	CenturyLink, Inc.
75,000	5.800%, 3/15/22	73,102
	Frontier
	Communications
	Corp.
75,000	11.000%, 9/15/25	77,906
	GCI, Inc.
75,000	6.750%, 6/1/21	76,312

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 78.6% (Continued)

Telecommunications: 5.8% (Continued)
	Level 3
	Financing, Inc.
50,000	5.125%, 5/1/23	$49,750
	SBA
	Telecommunications,
	Inc.
25,000	5.750%, 7/15/20	25,813
	Sprint
	Communications,
	Inc.
75,000	9.000%, 11/15/18[1]	80,156
75,000	7.000%, 8/15/20	67,125
25,000	6.000%, 11/15/22	19,798
	T-Mobile USA, Inc.
125,000	6.250%, 4/1/21	130,859
		600,821

Utilities: 2.1%
	AES Corp.
16,000	3.673%, 6/1/19[2]	16,000
	Calpine Corp.
50,000	6.000%, 1/15/22[1]	52,625
25,000	5.375%, 1/15/23	24,500
	Dynegy, Inc.
50,000	6.750%, 11/1/19	50,312
	NRG Energy, Inc.
50,000	7.250%, 5/15/26[1]	50,000
	Talen Energy
	Supply LLC
25,000	4.625%, 7/15/19[1]	22,125
		215,562

TOTAL CORPORATE BONDS
(Cost $8,131,394)		8,174,134

EXCHANGE TRADED FUNDS: 14.7%
25,225	PowerShares
	Senior Loan
	Portfolio	579,418
11,255	iShares iBoxx
	$ High Yield
	Corporate Bond
	ETF	953,186
		1,532,604

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,513,372)		1,532,604

TOTAL INVESTMENTS
IN SECURITIES: 93.3%
(Cost $9,644,766)		9,706,738
Other Assets in Excess
of Liabilities: 6.7%		696,529
TOTAL NET ASSETS: 100.0%		$10,403,267

†	In U.S. Dollars unless otherwise indicated.
ETF – Exchange Traded Fund
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2016 the value of these securities amounted to $3,236,025 or 31.1% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

(This Page Intentionally Left Blank.)

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2016 (Unaudited)

	Credit	U.S. High
	Opportunities	Yield
	Fund	Fund*
ASSETS
Investments in securities, at value	$193,015,767	$9,706,738
(Cost $189,831,735 and $9,644,766) (Note 2)
Due from broker	19,115	—
Cash	18,696,482	772,401
Restricted cash	35,085
Foreign currency, at value (Cost $1,955,796 and $—)	1,863,337	—
Receivables:
Fund shares sold	820,138	—
Investment securities sold	1,064,654	—
Interest receivable	2,085,558	123,573
Due from advisor, net	—	13,797
Forward foreign currency exchange contracts	258,074	—
Prepaid expenses	18,593	8,674
Total assets	217,876,803	10,625,183

LIABILITIES
Payables:
Investment securities purchased	11,543,867	168,333
Fund shares purchased	1,015,415	—
Distribution to shareholders	133,171	27,069
Investment advisory fees, net	62,470	—
Fund accounting fees	11,020	3,316
Administration fees	13,414	7,841
Transfer agent fees	6,455	4,559
Chief Compliance Officer fees	1,476	1,478
Custody fees	2,406	1,408
Trustee fees	1,946	2,604
Shareholder service fees – Institutional Class	6,846	—
Other accrued expenses	16,888	5,308
Total liabilities	12,815,374	221,916
NET ASSETS	$205,061,429	$10,403,267

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2016 (Unaudited) (Continued)

	Credit	U.S. High
	Opportunities	Yield
	Fund	Fund*
COMPONENTS OF NET ASSETS
Paid-in capital	$201,262,747	$10,287,415
Undistributed net investment income	263,924	1,167
Accumulated net realized gain
on investments and foreign currency	187,600	52,713
Net unrealized appreciation (depreciation) on:
Investments	3,184,032	61,972
Foreign currency	(92,459)	—
Forward foreign currency exchange contracts	258,073	—
Foreign currency translation	(2,488)	—
Net assets	$205,061,429	$10,403,267
Supra Institutional Class
Net assets	$171,562,673	$10,403,267
Shares of beneficial interest issued
and outstanding (unlimited number of shares
authorized without par value)	16,141,005	1,023,117
Net asset value, offering
and redemption price per share	$10.63	$10.17
Institutional Class
Net assets	$33,498,756	$—
Shares of beneficial interest issued
and outstanding (unlimited number of shares
authorized without par value)	3,151,885	—
Net asset value, offering
and redemption price per share	$10.63	$—

*	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Period Ended June 30, 2016 (Unaudited)

	Credit	U.S. High
	Opportunities	Yield
	Fund	Fund*
INVESTMENT INCOME
Interest	$3,010,442	$83,191
Dividend income	—	16,175
Total investment income	3,010,442	99,366

EXPENSES (NOTE 3)
Investment advisory fees	532,485	10,543
Administration fees	51,506	9,356
Fund accounting fees	45,432	6,442
Transfer agent fees	21,575	5,615
Registration fees	16,885	16,113
Custody fees	14,374	2,712
Audit fees	10,990	7,128
Shareholder service fees – Institutional Class	9,546	—
Miscellaneous expense	6,501	1,933
Trustee fees	5,854	2,604
Reports to shareholders	5,082	361
Chief Compliance Officer fees	4,476	2,228
Legal fees	4,002	1,980
Insurance expense	1,118	—
Total expenses	729,826	67,015
Less: fees waived	(187,794)	(55,893)
Net expenses	542,032	11,122
Net investment income	2,468,410	88,244

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Period Ended June 30, 2016 (Unaudited) (Continued)

	Credit	U.S. High
	Opportunities	Yield
	Fund	Fund*
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	$1,513,633	$52,713
Forward foreign currency exchange contracts	9,134	—
Foreign currency and foreign currency translation	34,112	—
Futures contracts	15,085	—
Swap contracts	(1,581)	—
Net realized gain	1,570,383	52,713
Change in net unrealized
appreciation/depreciation on:
Investments	4,263,282	61,972
Forward foreign currency exchange contracts	138,325	—
Foreign currency and foreign currency translation	(70,004)	—
Net unrealized appreciation	4,331,603	61,972
Net realized and unrealized gain	5,901,986	114,685
Net increase in net assets
resulting from operations	$8,370,396	$202,929

*	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(Unaudited)	2015
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,468,410	$3,267,730
Net realized gain (loss) on investments,
foreign currency, forward foreign currency
exchange contracts, foreign currency
translation, futures contracts
and swap contracts	1,570,383	(670,351)
Change in unrealized appreciation/depreciation
on investments, foreign currency, forward
foreign currency exchange contracts
and foreign currency translation	4,331,603	(1,200,471)
Net increase in net assets
resulting from operations	8,370,396	1,396,908

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(2,008,409)	(3,140,515)
Institutional Class	(328,433)	(57,138)
Total distributions to shareholders	(2,336,842)	(3,197,653)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares –
Supra Institutional Class(a)	17,651,369	50,900,855
Net increase in net assets derived from
net change in outstanding shares –
Institutional Class(c)	25,209,019	7,157,829
Total increase in net assets from
capital share transactions	42,860,388	58,058,684
Total increase in net assets	48,893,942	56,257,939

NET ASSETS
Beginning of period/year	156,167,487	99,909,548
End of period/year	$205,061,429	$156,167,487
Undistributed net investment income	$263,924	$132,356

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Value	Shares	Value
Shares sold	2,564,504	$26,940,044	6,015,276	$62,644,649
Shares issued in
reinvestment
of distributions	169,309	1,791,249	255,949	2,646,633
Shares redeemed(b)	(1,057,266)	(11,079,924)	(1,380,327)	(14,390,427)
Net increase	1,676,547	$17,651,369	4,890,898	$50,900,855

(b)	Net redemption fees of $1,482 and $2,260, respectively.
(c)	Summary of capital share transactions for Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Value	Shares	Value
Shares sold	2,456,786	$25,750,527	697,550	$7,216,858
Shares issued in
reinvestment
of distributions	30,767	325,880	5,551	57,139
Shares redeemed(d)	(82,533)	(867,388)	(11,250)	(116,168)
Net increase	2,405,020	$25,209,019	691,851	$7,157,829

(d)	Net of redemption fees of $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
June 30,
2016*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$88,244
Net realized gain on investments	52,713
Change in unrealized appreciation/depreciation on investments	61,972
Net increase in net assets resulting from operations	202,929

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(87,077)
Total distributions to shareholders	(87,077)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
outstanding shares – Supra Institutional Class(a)	10,287,415
Total increase in net assets	10,403,267

NET ASSETS
Beginning of period	—
End of period	$10,403,267
Undistributed net investment income	$1,167

(a)	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Period Ended
	June 30, 2016*
	Shares	Value
Shares sold	1,019,437	$10,250,000
Shares issued in reinvestment of distributions	3,680	37,415
Net increase	1,023,117	$10,287,415

*	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30,		Year Ended		Period Ended
	2016		December 31,		December 31,
Supra Institutional Class	(Unaudited)		2015	2014	2013*
Net asset value,
beginning of period/year	$10.27		$10.38	$10.37	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.16		0.29	0.26	0.43
Net realized and unrealized
gain (loss) on investments	0.33		(0.14)	0.08	0.37
Total from
investment operations	0.49		0.15	0.34	0.80
Redemption fee proceeds	0.00	#	0.00 #	0.00 #	—

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.26)	(0.31)	(0.31)
From net realized gain	—		—	(0.02)	(0.12)
Total distributions	(0.13)		(0.26)	(0.33)	(0.43)
Net asset value,
end of period/year	$10.63		$10.27	$10.38	$10.37
Total return	4.76	%^	1.48%	3.17%	8.19	%^

SUPPLEMENTAL DATA:
Net assets,
end of period/year (millions)	$171.6		$148.5	$99.3	$11.0
Portfolio turnover rate	178	%^	473%	598%	573	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.81	%+	0.90%	1.35%	2.46	%+
After fees waived and
expenses absorbed	0.60	%+	0.60%	0.60%	0.60	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.56	%+	2.47%	1.75%	2.38	%+
After fees waived and
expenses absorbed	2.77	%+	2.77%	2.50%	4.24	%+

*	Fund commenced operations on January 3, 2013.
**	Calculated based on the average number of shares outstanding.
#	Less than $0.005 per share.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30,		Year Ended	Period Ended
	2016		December 31,	December 31,
Institutional Class	(Unaudited)		2015	2014*
Net asset value,
beginning of period/year	$10.27		$10.38	$10.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.15		0.27	0.04
Net realized and unrealized
gain (loss) on investments	0.33		(0.12)	(0.03)
Total from investment operations	0.48		0.15	0.01
Redemption fee proceeds	—		—	0.00	#

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.26)	(0.06)
From net realized gain	—		—	(0.02)
Total distributions	(0.12)		(0.26)	(0.08)
Net asset value, end of period/year	$10.63		$10.27	$10.38
Total return	4.72	%^	1.41%	0.12	%^

SUPPLEMENTAL DATA:
Net assets, end
of period/year (millions)	$33.5		$7.7	$0.6
Portfolio turnover rate	178	%^	473%	598	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.91	%+	0.97%	1.15	%+
After fees waived and
expenses absorbed	0.70	%+	0.67%	0.70	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.61	%+	2.33%	1.27	%+
After fees waived and
expenses absorbed	2.82	%+	2.63%	1.72	%+

*	Institutional Class commenced operations on October 15, 2014.
**	Calculated based on the average number of shares outstanding.
#	Less than $0.005 per share.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	June 30, 2016
Supra Institutional Class	(Unaudited)*

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.12
Net realized and unrealized gain on investments	0.14
Total from investment operations	0.26

LESS DISTRIBUTIONS:
From net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$10.17
Total return	2.64	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$10.4
Portfolio turnover rate	80	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.49	%+
After fees waived and expenses absorbed	0.58	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.68	%+
After fees waived and expenses absorbed	4.59	%+

*	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to June 30, 2016.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”) and Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”) (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”  The Funds commenced operations on January 3, 2013 and March 31, 2016, respectively.

The Funds offer three classes of shares: Class A shares, Institutional Shares, and Supra Institutional Shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments, are allocated to each class of shares based on its relative net assets.  Currently, only Institutional Shares and Supra Institutional Shares are being offered for Credit Opportunities Fund and only Supra Institutional Shares for U.S. High Yield Fund.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation.  The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service.  The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap agreements, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service.  The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative positions as of June 30, 2016. See the Schedules of Investments for the industry breakout.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

Credit Opportunities Fund
	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$177,743,690	$—	$177,743,690
Bank Loans	—	14,319,520	—	14,319,520
Foreign
Government
Agency Issues	—	952,557	—	952,557
Total
Investments
in Securities	$—	$193,015,767	$—	$193,015,767
Forward Foreign
Currency
Exchange
Contracts	$—	$258,074	$—	$258,074

U.S. High Yield Fund
	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$8,174,134	$—	$8,174,134
Exchange
Traded Funds	1,532,604	—	—	1,532,604
Total
Investments
in Securities	$1,532,604	$8,174,134	$—	$9,706,738

The Funds did not invest in any Level 3 securities nor have transfers into or out of Level 1 or 2 during the period.

It is the Funds’ policy to recognize transfers in and transfers out at the fair value as of the end of period.

The Funds have adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position.  The Funds may use derivatives in various ways.  The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies.  Derivatives are financial contracts whose values depend on, or are derived from, the

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

value of an underlying asset, reference rate or index.  The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Credit Opportunities Fund’s average notional value of forward foreign currency contracts, swap contracts, and futures contracts outstanding during the period ended June 30, 2016, was $13,968,943, $8,750,000, and $1,453,858, respectively.

The average notional amount for forward contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year.  The notional amount for forward contracts is calculated based on the currency being sold converted to U.S. dollars.  The average notional amount for swap contracts is based on the monthly notional amounts.  The notional amount for swap contracts is the principal value. The average notional amount for futures contracts is based on the notional amounts at the beginning and end of the period held from June 16, 2016 to June 24, 2016.  The notional amount for futures represents the U.S. dollar value of the contracts. The table below shows the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2016:

Credit Opportunities Fund

	Asset Derivatives		Liability Derivatives
	as of June 30, 2016		as of June 30, 2016
	Balance		Balance
	Sheet		Sheet
Instrument	Location	Fair Value	Location	Fair Value
Forward	Unrealized
Foreign	Appreciation
Currency	on Forward
Exchange	Foreign
Contracts	Currency
Exchange
	Contracts	$258,074	None	$ —
		$258,074		$ —

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2016:

Credit Opportunities Fund

Change in
Unrealized
	Location of	Realized Gain	Appreciation
	Gain (Loss)	(Loss) on	(Depreciation)
	on Derivatives	Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Instrument	in Income	in Income	in Income

Credit – Swap	Net realized and
Contracts	unrealized gain (loss)
	on swap contracts	$(1,581)	$—

Commodity –	Net realized and
Futures	unrealized gain (loss)
Contracts	on futures contracts	15,085	—

Forward	Net realized and
Foreign	unrealized gain
Currency	on forward
Exchange	foreign currency
Contracts	exchange contracts	9,134	$138,325

U.S. High Yield Fund did not use derivatives during the period ended June 30, 2016.

B.
Swap Contracts.  A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount).  Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments).  Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps.  Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains.  Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged.  With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

upon the termination, of the transaction.  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become well-established and relatively liquid.

C.
Futures Contracts.  Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets.  A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date.  Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track.  Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations.  The Credit Opportunities Fund invested in futures contracts during the period

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

ended June 30, 2016.  Realized and unrealized gains and losses are included in the Statements of Operations.  The U.S High Yield Fund did not invest in futures contracts during the period ended June 30, 2016.

D.
Forward Foreign Currency Exchange Contracts.  During the period ended June 30, 2016, the Credit Opportunities Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates.  When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities.  Realized and unrealized gains and losses are included in the Statements of Operations.

E.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Credit Opportunities Fund includes foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in Change in net unrealized appreciation/depreciation on foreign currency translation and Net realized gain (loss) on foreign currency translation.  The Credit Opportunities Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes.  Fluctuations in foreign exchange rates on investments are thus included in Change in net unrealized appreciation/depreciation on investments and Net realized gain (loss) on investments.

F.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of December 31, 2015, the Credit Opportunities Fund did not have any post-October or late year losses. U.S. High Yield Fund was not operational as of the fiscal year ended December 31, 2015.

At December 31, 2015, the Credit Opportunities Fund had the following capital loss carryovers available for federal income tax purposes:

Unlimited Expiration
Short-Term	Long-Term
$1,285,166	$29,089

As of June 30, 2016, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

G.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis.  Distributions to shareholders from net investment income for the U.S. High Yield Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis.

I.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

J.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to the each Fund’s net asset value per share.  The Funds charge a 1% redemption fee on shares held less than 90 days.  The fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds’ Valuation Committee as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

M.
Offsetting Agreements.  The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2016:

Credit Opportunities Fund

		Gross	Net Amounts
		Amounts	Presented
		Offset in the	in the		Cash
		Statements	Statements		Collateral
	Gross	of Assets &	of Assets &	Financial	Pledged	Net
Description	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets
Forward
foreign
currency
contracts	$258,074	$—	$258,074	$—	$—	$258,074
Liabilities
Forward
foreign
currency
contracts	—	—	—	—	—	—
Total	$258,074	$—	$258,074	$—	$—	$258,074

N.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Muzinich Credit Opportunities Fund and the Muzinich U.S. High Yield Corporate Bond Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund.  As compensation for its services, the Advisor is entitled to receive a monthly fee.  For the Credit Opportunities Fund the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund.  For the U.S. High Yield Fund the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Funds for the period ended June 30, 2016, is disclosed in the Statements of Operations.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

expenses for Class A Shares, Institutional Shares, and Supra Institutional Shares to 0.95%, 0.70% and 0.60%, respectively, of the Credit Opportunities Fund’s average daily net assets and 0.93%, 0.68% and 0.58%, respectively for the U.S. High Yield Fund.  The amount of fees and expenses waived and reimbursed by the Advisor during the period ended June 30, 2016 are disclosed in the Statements of Operations.  Currently, only Supra Institutional Shares and Institutional Shares are available for purchase for the Credit Opportunities Fund.  Currently, only Supra Institutional Shares are available for purchase for U.S. High Yield Fund.

The Advisor is permitted to seek reimbursement from each Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At June 30, 2016, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Credit Opportunities Fund

Expiration	Amount
December 31, 2016	$174,316
December 31, 2017	245,431
December 31, 2018	354,662
December 31, 2019	187,794
Total	$962,203

U.S. High Yield Corporate Bond Fund

Expiration	Amount
December 31, 2019	$55,893

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the period ended June 30, 2016, are disclosed in the Statements of Operations.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of USBFS.

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds. For the period ended June 30, 2016, the shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of purchases and proceeds from the sales of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$361,628,317	$278,811,022
U.S. High Yield Fund	16,526,773	6,930,349

For the period ended June 30, 2016, the cost of purchases and proceeds from the sales of long-term U.S. Government obligations included in the paragraph above, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$175,369,833	$218,063,356

As of June 30, 2016 there were not purchases or sales of U.S. Government securities for U.S. High Yield Fund.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2016 and the fiscal year ended December 31, 2015 was as follows:

	Ordinary Income
	June 30, 2016	December 31, 2015
Credit Opportunities Fund	$2,336,842	$3,197,653
U.S. High Yield Fund	87,077	—

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

Distribution classifications may differ from the Statement of Changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows:

Credit Opportunities Fund
Cost of investments	$147,002,261
Gross tax unrealized appreciation	356,443
Gross tax unrealized depreciation	(1,504,221)
Net tax unrealized depreciation	(1,147,778)
Undistributed ordinary income	252,104
Undistributed long term capital gain	—
Total distributable earnings	252,104
Other accumulated loss	(1,339,198)
Total accumulated earnings	$(2,234,872)

U.S. High Yield Fund was not operational as of the fiscal year ended December 31, 2015.

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the tax treatment of foreign currency contracts, capital loss carryovers, and wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to Credit Opportunities Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. At June 30, 2016, the maximum line of credit was $17,000,000. During the year ended June 30, 2016, Credit Opportunities Fund did not draw on the line of credit. For the period ended June 30, 2016, the average interest rate on the outstanding balance for Credit Opportunities Fund was 3.50%. Advances are not collateralized by a first lien against Credit Opportunities Fund’s assets. There was no line of credit payable balance in Credit Opportunities Fund at June 30, 2016.

Muzinich Funds

EXPENSE EXAMPLE For the Period Ended June 30, 2016 (Unaudited)

As a shareholder of Muzinich Credit Opportunities Fund and Muzinich U.S. High Yield Corporate Bond Fund (each a “Fund” and collectively “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/16 – 6/30/16).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds’ currently operational shares charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Funds charge a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

Muzinich Funds

EXPENSE EXAMPLE For the Period Ended June 30, 2016 (Unaudited) (Continued)

for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	1/1/16 –
	1/1/16	6/30/16	6/30/16*
Supra Institutional
Actual	$1,000.00	$1,047.60	$3.05
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,021.88	$3.02

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	1/1/16 –
	1/1/16	6/30/16	6/30/16**
Institutional
Actual	$1,000.00	$1,047.20	$3.56
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,021.38	$3.52

*
Expenses are equal to the annualized net expense ratio for the most recent six-month period of 0.60% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the half year period).

**
Expenses are equal to the annualized net expense ratio for the most recent six-month period of 0.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the half year period).

Muzinich Funds

EXPENSE EXAMPLE For the Period Ended June 30, 2016 (Unaudited) (Continued)

U.S. High Yield Fund^
Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	3/31/16 –
	3/31/16	6/30/16	6/30/16***
Supra Institutional
Actual	$1,000.00	$1,026.40	$1.46

Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	1/1/16 –
	1/1/16	6/30/16	6/30/16****
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,021.98	$2.92

^	Commenced operations on March 31, 2016.
***	Expenses are equal to the annualized net expense ratio for the period of 0.58% (reflecting fee waivers in effect) multiplied by 91/366 (to reflect the period).
****
Hypothetical expenses are equal to the annualized net expense ratio for the most recent six-month period of 0.58% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one half-year period).

U.S. High Yield Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on March 1 and 2, 2012, the Board (which was comprised of a majority of persons who are Independent Trustees as defined under the Investment Company Act of 1940) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the Muzinich U.S. High Yield Corporate Bond Fund (the “Fund”), a new series of Professionally Managed Portfolios, with Muzinich & Co., Inc. (the “Advisor”).  At that meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement and annually thereafter, the Board reviewed and reapproved the Advisory Agreement based upon the same criteria.  The Fund did not commence operations until March 31, 2016.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval and subsequent approvals of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of the Advisor’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of the day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor that would be involved in the day-to-day activities of the Fund.  The Board reviewed the proposed services the Advisor would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of any additional fees by the Advisor or its affiliates.  The Board also considered the structure of the Advisor’s compliance procedures and the trading capability of the Advisor.  After reviewing the Advisor’s compliance policies and procedures, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board then concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.

2.	The Fund’s historical performance and the overall performance of the Advisor. As the Fund was newly created, the Board was unable to review the performance of the Fund. The Board did consider the

U.S. High Yield Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

performance history of the Advisor with respect to a European fund (“UCIT”) managed by the Advisor with a similar investment strategy.

3.
Costs of Services Provided and Profits Realized by the Advisor.  In considering the proposed advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to their peer funds as determined by Morningstar, as well as all expense waivers and reimbursements.  The Trustees noted that the Advisor had contractually agreed to maintain certain annual expense ratios for the Fund.  The Trustees also took into consideration the services the Advisor provided to its European funds, comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were generally in line with the fees charged by the Advisor to its UCIT and that where there are differences it is due to a number of factors.

The Board noted that the proposed advisory fee was 0.55% of the average daily net assets, while the net expense ratio the Advisor had contractually agreed to maintain was 0.93% for Class A, 0.68% for the Institutional Class and 0.58% for the Supra Institutional Class.  The Trustees also noted that the proposed advisory fee and net expense ratio were below its category peer group median.

The Board concluded that the fees to be received by the Advisor were fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, as it had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Trustees discussed the likely overall profitability of the Advisor from managing the new Fund.  In assessing possible profitability, the Trustees reviewed the Advisor’s financial information and took into account both the likely direct and indirect benefits to the Advisor from advising the Fund.  The Trustees concluded that the Advisor’s profit from managing the Fund would likely not be excessive and, after review of relevant financial

U.S. High Yield Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

information, the Advisor would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Muzinich Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Funds’ web site at www.muzinichusfunds.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 months ended June 30 is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Form N-Q is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York  10022

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A. Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701
1-855-689-4642

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Muzinich Credit Opportunities Fund – Supra Institutional Class
Symbol – MZCSX
CUSIP – 74316J532

Muzinich Credit Opportunities Fund – Institutional Class
Symbol – MZCIX
CUSIP – 74316J540

Muzinich U.S. High Yield Corporate Bond Fund – Supra Institutional Class
Symbol – MZHSX
CUSIP – 74316J565

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    September 2, 2016

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer/Principal Financial Officer

Date    August 31, 2016

* Print the name and title of each signing officer under his or her signature.